Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2025
Commitments and Contingencies [Abstract]
Schedule of Future Lease Payments under Operating Leases	Future lease payments under operating leases as of September 30, 2025 were as follows:
September 30, 2025
2026	195
2027	192
2028	141
2029	35
Total future lease payments	563
Less: imputed interest	11
Total lease liabilities	552
Less: current portion	199
Operating lease liability, non-current	353